Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Assets [Abstract]
Schedule of Other Assets
	December 31,
(in thousands)	2025	2024

Restricted cash	$366	$317
Receivables on account of assets sold	-	206
Long term deposit	8	8
Long-term prepaid expenses	-	10
Right-of-Use assets, net	577	528
	$951	$1,069